JPMorgan Tax Free Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Reserve Shares [Member] | Reserve
Prospectus [Line Items]
Average Annual Return, Percent	2.75%	1.26%	0.80%